CAPITAL MANAGEMENT AND FINANCIAL RISK - Maturities of the Company's financial liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CAPITAL MANAGEMENT AND FINANCIAL RISK
Accounts payable and accrued liabilities	$ 10,822	$ 10,299
Within 1 Year
CAPITAL MANAGEMENT AND FINANCIAL RISK
Accounts payable and accrued liabilities	10,822
Debt obligations	213
Maturities of financial liabilities	11,035
1 to 5 Years
CAPITAL MANAGEMENT AND FINANCIAL RISK
Accounts payable and accrued liabilities	0
Debt obligations	204
Maturities of financial liabilities	$ 204